ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 5,578	$ 7,567	$ 11,039	$ 14,024
Cost of goods sold	(5,114)	(5,751)	(9,528)	(10,717)
Other, net	1,295	(211)	1,098	(379)
Interest expense	(170)	(195)	(351)	(378)
Income taxes	40	(135)	63	(225)
Net income	361	427	307	691
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(23)	(90)	(49)	3
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	0	(1)	1	4
Cost of goods sold	3	18	20	29
Other, net	5	(4)	(10)	7
Interest expense	1	2	2	3
Income taxes	(2)	(2)	(3)	(6)
Net income	7	13	10	37
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	10	(29)	21	34
Amortization of prior service cost	(32)	17	(65)	(59)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(8)	(91)	(15)	(9)
Net income	$ (30)	$ (103)	$ (59)	$ (34)